Operating Lease Arrangements	12 Months Ended
Dec. 31, 2017
Disclosure Of Finance Lease And Operating Lease By Lessor [Abstract]
Operating Lease Arrangements
36.	OPERATING LEASE ARRANGEMENTS
a.	The Company as lessee

Except for the ST-2 satellite referred in Note 40 to the consolidated financial statements, the Company entered into several lease agreements for base stations located all over in Taiwan.  The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Within one year	$2,811	$2,918
Longer than one year but within five years	5,450	5,796
Longer than five years	960	779
	$9,221	$9,493

b.	The Company as lessor

The Company leases out some land and buildings.  The future aggregate minimum lease collection under non-cancellable operating leases are as follows:

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Within one year	$427	$353
Longer than one year but within five years	600	659
Longer than five years	321	243
	$1,348	$1,255